Segment Information (Details) - Schedule of long-lived assets - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long-lived assets by region	$ 231,673	$ 212,018
Long-lived assets percentage by region	100.00%	100.00%
PRC [Member]
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long-lived assets by region	$ 191,182	$ 198,921
Long-lived assets percentage by region	83.00%	94.00%
Asia & Pacific [Member]
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long-lived assets by region	$ 191,182	$ 198,921
Long-lived assets percentage by region	83.00%	94.00%
Germany [Member]
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long-lived assets by region	$ 21,462	$ 12,747
Long-lived assets percentage by region	9.00%	6.00%
United Kingdom [Member]
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long-lived assets by region	$ 99	$ 120
Long-lived assets percentage by region	0.00%	0.00%
Europe [Member]
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long-lived assets by region	$ 21,561	$ 12,867
Long-lived assets percentage by region	9.00%	6.00%
United States [Member]
Segment Information (Details) - Schedule of long-lived assets [Line Items]
Long-lived assets by region	$ 18,930	$ 230
Long-lived assets percentage by region	8.00%	0.00%